UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

October 31, 2019

Annual Report

to Shareholders

DWS Short-Term Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Portfolio Management Review
8	Performance Summary
11	Portfolio Summary
12	Investment Portfolio
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
35	Notes to Financial Statements

45	Report of Independent Registered Public Accounting Firm
47	Information About Your Fund’s Expenses
48	Tax Information
49	Advisory Agreement Board Considerations and Fee Evaluation
54	Board Members and Officers
58	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short-Term Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

The markets, both domestic and global, have been increasingly influenced by geopolitical concerns in recent months — most notably the trade conflict between China and the United States and uncertainty around the implementation of Britain’s exit from the European Union (“Brexit”). The result has been increased volatility and continued efforts by central banks to bolster economic growth through monetary policy.

Against this backdrop, our Americas Chief Investment Officer (“CIO”) remains constructive, albeit more cautious than at the beginning of the year. In our view, while tariffs raise concerns, particularly for commodity producing and manufacturing industries, including the world’s regional economies tilted toward such industries and still suffering from their own weak internal recoveries, a robust labor market and other key metrics suggest the underpinnings of the U.S. economy remain intact.

Of course, these issues and their potential implications bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments may be warranted.

We invite you to access these views to better understand the changing landscape and, most important, what it may mean for you. The “Insights” section of our web site, dws.com, is home to our CIO View, which integrates the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This truly global perspective guides our strategic investment approach.

As always, we thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short-Term Municipal Bond Fund	|	3

Portfolio Management Review	(Unaudited)

Overview of Market and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 8 through 10 for more complete performance information.

DWS Short-Term Municipal Bond Fund posted a total return for the 12 months ended October 31, 2019 of 3.83%. This compared to a return of 2.85% for the unmanaged Bloomberg Barclays 1-Year General Obligation Index and 4.44% for the unmanaged Bloomberg Barclays 3-Year (2–4) Municipal Bond Index.

Investment Process

Under normal market conditions, the Fund invests at least 80% of its assets in municipal securities that pay interest exempt from regular federal income tax. Portfolio management looks for securities that it believes offer the best value, typically weighing a number of factors, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Performance for the broader fixed income markets was supported over the 12-month period by declining U.S. Treasury yields. The end of 2018 saw Treasury yields drop as investors sought a safe haven in the face of uncertainty around global growth and U.S. Federal Reserve (Fed) policy. Municipal bond market performance was constrained to a degree in late 2018 by outflows from tax-free mutual funds, although the impact was largely offset by moderate new issue supply.

Entering 2019, the Fed signaled patience with respect to future increases in its benchmark overnight lending rate, sparking a rebound in sentiment. Tax-free funds would see record inflows of $75 billion over the first ten months of 2019. Longer-maturity and lower quality municipal funds experienced the biggest inflows as investors sought incremental income in a low interest rate environment. September and October saw new

4	|	DWS Short-Term Municipal Bond Fund

issue supply pick up notably as municipalities sought to take advantage of the favorable interest rate backdrop.

Positive and Negative Contributors to Performance

The Fund was positioned to benefit from the flattening of the municipal yield curve seen over the 12 months, adding to performance relative to both benchmarks. Specifically, an overweight to maturities in the 4- to 8-year range boosted performance as longer maturities experienced the most significant yield declines

Municipal Bond Yield Curve (as of 10/31/19 and 10/31/18)

Source: Thompson Reuters as of 10/31/19.

Chart is for illustrative purposes only and does not represent any DWS product.

The Fund’s overweight to issues rated A and BBB added to relative performance as lower quality credits outperformed the broader market. In sector terms, an overweight to corporate-backed bonds including prepaid gas, housing and airport revenue issues added to performance.

In an attempt to remain neutrally positioned vs. its peer group with respect to interest rate sensitivity, the Fund maintained an overall portfolio duration shorter than the Bloomberg Barclays 3-year (2-4) Municipal Bond Index and longer than the Bloomberg Barclays 1-year General Obligation Index. As municipal yields declined for the 12 months, this positioning detracted from performance vs. the 3-year index and added to performance vs. the 1-year index.

DWS Short-Term Municipal Bond Fund	|	5

Outlook and Positioning

At the end of October 2019, the two-year municipal yield of 1.11% was 72.5% of the 1.53% yield on the comparable maturity U.S. Treasury as compared to 72.1% twelve months earlier. The five-year municipal yield of 1.15% was 75.7% of the 1.52% yield on the comparable maturity U.S. Treasury vs. 77.2% twelve months earlier. The 10-year municipal bond yield of 1.49% was 88.2% of the 1.69% comparable-maturity U.S. Treasury bond yield, as compared to 86.9% 12 months earlier.

“Performance for the broader fixed income markets was supported by declining U.S. Treasury yields.”

The municipal curve remains at below average steepness by historical standards, particularly between 2 and 10 years, diminishing the incremental income to be gained by holding longer-term issues. Given the flattening of the curve, we are focusing new purchases in the 2-year part of the curve.

We seek to add incremental exposure to lower quality paper in order to add income and return opportunities. We continue to perform careful analysis of each issue’s risk/reward profile given the environment of relatively tight spreads.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2003.

–	Joined DWS in 1986.

–	Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	|	DWS Short-Term Municipal Bond Fund

Terms to Know

Bloomberg Barclays 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.

Bloomberg Barclays 3-Year (2-4) Municipal Bond Index is an unmanaged subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of two to four years.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as “steep,” this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Overweight means the Fund holds a higher weighting in a given sector or security than the benchmark.

Underweight means the Fund holds a lower weighting.

Spread refers to the yield advantage provided by credit sensitive securities relative to comparable maturity U.S. Treasuries. The yield spread for an individual security may tighten or widen depending on shifts in the outlook for timely repayment of principal and interest.

DWS Short-Term Municipal Bond Fund	|	7

Performance Summary	October 31, 2019 (Unaudited)

Class A	1-Year	5-Year	10-Year

Average Annual Total Returns as of 10/31/19
No Sales Charges	3.83%	1.10%	1.33%
Bloomberg Barclays 1-Year G.O. Index†	2.85%	1.13%	1.08%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	4.44%	1.51%	1.85%

Class C	1-Year	5-Year	10-Year

Average Annual Total Returns as of 10/31/19
Unadjusted for Sales Charge	3.05%	0.35%	0.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.05%	0.35%	0.59%
Bloomberg Barclays 1-Year G.O. Index†	2.85%	1.13%	1.08%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	4.44%	1.51%	1.85%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 10/31/19
No Sales Charges	3.88%	1.23%	1.48%
Bloomberg Barclays 1-Year G.O. Index†	2.85%	1.13%	1.08%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	4.44%	1.51%	1.85%

Institutional Class	1-Year	5-Year	10-Year

Average Annual Total Returns as of 10/31/19
No Sales Charges	4.09%	1.36%	1.59%
Bloomberg Barclays 1-Year G.O. Index†	2.85%	1.13%	1.08%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	4.44%	1.51%	1.85%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 0.94%, 1.70%, 0.81% and 0.72% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

8	|	DWS Short-Term Municipal Bond Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount outstanding of at least $5 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power.

††	The Bloomberg Barclays 3-Year (2–4) Municipal Bond Index is an unmanaged subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of two to four years.

DWS Short-Term Municipal Bond Fund	|	9

	Class A	Class C	Class S	Institutional Class

Net Asset Value
10/31/19	$10.15	$10.15	$10.13	$10.15
10/31/18	$9.93	$9.93	$9.92	$9.93

Distribution Information as of 10/31/19
Income Dividends, Twelve Months	$.16	$.08	$.17	$.18
October Income Dividend	$.0111	$.0049	$.0124	$.0133
SEC 30-day Yield‡‡	.90%	.17%	1.06%	1.16%
Tax Equivalent Yield‡‡	1.51%	.29%	1.79%	1.96%
Current Annualized Distribution Rate‡‡	1.29%	.57%	1.44%	1.54%

‡‡

The SEC yield is net investment income per share earned over the month ended October 31, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.83%, 0.15%, 1.04% and 1.00% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.80%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.22%, 0.55%, 1.42% and 1.38% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

10	|	DWS Short-Term Municipal Bond Fund

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	10/31/19	10/31/18
Municipal Investments
Revenue Bonds	67%	82%
General Obligation Bonds	24%	5%
Lease Obligations	7%	1%
Escrow to Maturity/Prerefunded Bonds	1%	12%
Preferred Shares of Closed-End Investment Companies	1%	—
	100%	100%

Interest Rate Sensitivity	10/31/19	10/31/18
Effective Maturity	2.3 years	2.7 years
Modified Duration	2.0 years	2.0 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	10/31/19	10/31/18
AAA	27%	34%
AA	39%	15%
A	20%	39%
BBB	9%	12%
BB	1%	—
B	0%	—
Not Rated	4%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio excluding Preferred Shares of Closed-End Investment Companies and Open-End Investment Companies)	10/31/19	10/31/18
California	15%	13%
Texas	13%	11%
Illinois	7%	11%
New York	6%	11%
Florida	6%	6%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

DWS Short-Term Municipal Bond Fund	|	11

Investment Portfolio	as of October 31, 2019

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 104.7%
Alabama 1.1%

Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,365,924

Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	1,200,000	1,311,132

		3,677,056

Arizona 2.1%

Arizona, State Certificate of Participations, Series A, 5.0%, 10/1/2026	2,500,000	3,098,025

Arizona, State Health Facilities Authority, Banner Health, Series F, 1.08%**, 11/7/2019	1,985,000	1,985,000

Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series G, 1.08%**, 11/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000

Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,675,760

		7,043,785

California 16.0%

California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series C, 0.83%**, 11/7/2019, LOC: Bank of America NA	700,000	700,000

California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 1.722%*, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	2,001,180

California, State General Obligation, Series 2019-MIZ9003, 144A, 1.29%**, 11/7/2019, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,000,000	5,000,000

California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,535,075

California, School Finance Authority Revenue, Inspire Charter Schools Revenue, Series B, 144A, 3.0%, 7/15/2020	1,000,000	1,000,930

California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 1.49%*, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,013,040

California, State General Obligation: MUNIPSA + 0.430%, 1.55%*, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,253,400

5.0%, 4/1/2021	4,000,000	4,219,680

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank Revenue, 1.75%*, Mandatory Put 8/1/2026 @ 100, 8/1/2055 (a)	1,100,000	1,106,314

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:

Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,188,500

Series A, AMT, 5.0%, 6/30/2026	500,000	598,800

California, State Municipal Finance Authority Revenue, River Springs Charter School, 144A, 4.0%, 8/15/2020	1,000,000	1,013,030

California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	2,007,420

California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,042,440

California, State University Revenue, Series A, 5.0%, 11/1/2021 (a)	3,000,000	3,198,210

California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,530,330

California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Horizons Indio, Series F, AMT, 1.15%**, 11/7/2019, LOC: Citibank NA	700,000	700,000

Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 1.672%*, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,162,667

Glendale, CA, Unified School District:

5.0%, 9/1/2025 (a)	500,000	591,490

5.0%, 9/1/2026 (a)	500,000	606,070

Newport Mesa, CA, Unified School District, Election of 2000:

5.0%, 8/1/2024 (a)	1,200,000	1,373,988

5.0%, 8/1/2025 (a)	1,300,000	1,527,123

Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,055,860

San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments:

Series H-2, 1.17%**, 11/7/2019, LOC: Bank of China Ltd.	635,000	635,000

Series H-1, 1.19%**, 11/7/2019, LOC: Bank of China Ltd.	275,000	275,000

San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Series A, 5.0%, 7/15/2025	2,500,000	3,045,225

Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 1.37%*, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,500,350

Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,498,050

Tobacco Securitization Authority Of Southern, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029 (a)	500,000	500,000

		52,879,172

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Colorado 2.2%

Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,512,900

Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,432,100

Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 1.17%**, 11/7/2019, LOC: U.S. Bank NA	590,000	590,000

Holland Creek, Metropolitan District Revenue, 1.12%**, 11/7/2019, LOC: Bank of America NA	1,550,000	1,550,000

		7,085,000
Connecticut 3.1%

Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,323,440

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University Issue, Series A-4, 2.0%, Mandatory Put 2/8/2022 @ 100, 7/1/2049	4,000,000	4,067,760

Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program: Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	1,000,000	1,001,040

Series C-1, 4.0%, 11/15/2047	1,490,000	1,589,010

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,135,000	1,210,285

		10,191,535
District of Columbia 0.8%

District of Columbia, Georgetown University Issue, Series C-1, 1.11%**, 11/7/2019, LOC: Sumitomo Mitsui Banking	420,000	420,000

District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Nannie Helen Owner LLC, 1.45%, Mandatory Put 8/1/2022 @ 100, 2/1/2039	1,500,000	1,500,555

District of Columbia, The PEW Charitable Trust, Series A, 1.14%**, 11/7/2019, LOC: PNC Bank NA	865,000	865,000

		2,785,555
Florida 6.5%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Series A, AMT, 1.15%**, 11/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	300,000	300,000

Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,257,488

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series B, AMT, 1.9%, Mandatory Put 3/17/2020 @ 100, 1/1/2049	2,000,000	2,002,540

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Florida, Jacksonville Electric Authority, Water & Sewer System Revenue:

Series A-2, 1.08%**, 11/7/2019, SPA: JPMorgan Chase Bank NA	2,875,000	2,875,000

Series B, 1.16%**, 11/7/2019, SPA: JPMorgan Chase Bank NA	4,600,000	4,600,000

Florida, Keys Aqueduct Authority, Water Revenue, 1.12%**, 11/7/2019, LOC: TD Bank NA	475,000	475,000

Florida, State Department Transportation, Right-of-Way Acquisition & Bridge Construction, Series A, 5.0%, 7/1/2020	1,975,000	2,024,967

Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,340,262

Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,071,250

Orange County, FL, Housing Finance Authority, Post Fountains Project, 1.15%**, 11/7/2019, LIQ: Fannie Mae	110,000	110,000

Volusia County, FL, School Board, Certificate of Participations:

5.0%, 8/1/2021 (a)	2,000,000	2,127,100

5.0%, 8/1/2022 (a)	3,000,000	3,299,550

		21,483,157

Georgia 3.5%

Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,041,470

Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,252,152

Columbia County, GA, Water & Sewerage Revenue:

5.0%, 6/1/2021 (a)	875,000	915,950

5.0%, 6/1/2022 (a)	600,000	648,996

Douglas County, GA, Development Authority, Pandosia LLC, Project, Series A, AMT, 1.19%**, 11/7/2019, LOC: Wells Fargo Bank NA	200,000	200,000

Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:

Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,016,830

Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	750,000	814,050

Georgia, State General Obligation, Series C, 5.0%, 7/1/2021	4,325,000	4,601,367

		11,490,815

Illinois 7.2%

Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,855,000

Cook County, IL, Catholic Theological Union Project Revenue, 1.18%**, 11/7/2019, LOC: U.S. Bank NA	356,000	356,000

Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	500,550

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)

Granite City, IL, Waste Management, Inc. Project, AMT, 2.2%, Mandatory Put 5/1/2020 @ 100, 5/1/2027	2,000,000	2,006,340

Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,044,040

Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Childrens Home Project, 1.13%**, 11/7/2019, LOC: U.S. Bank NA	1,100,000	1,100,000

Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.6%*, Mandatory Put 11/2/2020 @ 100, 11/1/2044 (a)	2,000,000	2,000,980

Illinois, State Educational Facilities Authority, Aurora University, 1.12%**, 11/7/2019, LOC: Harris NA	400,000	400,000

Illinois, State Educational Facilities Authority, University of Chicago, Series B, 1.875%, Mandatory Put 2/13/2020 @ 100, 7/1/2025	1,250,000	1,252,187

Illinois, State General Obligation:

Series A, 5.0%, 12/1/2019	2,000,000	2,004,520

Series D, 5.0%, 11/1/2020	1,000,000	1,028,510

Series A, 5.0%, 10/1/2021	1,000,000	1,055,110

Series B, 5.0%, 10/1/2021	1,000,000	1,055,110

Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,606,545

Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 1.899%*, 12/15/2020	2,615,000	2,619,132

Morton Grove, IL, Cultural Facilities Revenue, Holocaust Museum & Education, 1.14%**, 11/7/2019, LOC: Bank of America NA	795,000	795,000

University of Illinois, IL, Health Services System, 1.13%**, 11/7/2019, LOC: Wells Fargo Bank NA	330,000	330,000

Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,756,648

		23,765,672

Indiana 0.5%

Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.18%**, 11/7/2019, LOC: Bank of NY Mellon	600,000	600,000

Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, 1.65%, Mandatory Put 7/1/2022 @ 100, 12/1/2042	1,000,000	1,005,920

		1,605,920

Iowa 1.1%

Des Moines, IA, Special Facility Revenue, Elliott Aviation Project, AMT, 1.17%**, 11/7/2019, LOC: U.S. Bank NA	2,975,000	2,975,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	500,000	506,785

		3,481,785

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Kentucky 1.2%

Kentucky, Asset/Liability Commission, General Fund Revenue, Series A, 3.0%, 6/25/2020	2,320,000	2,346,796

Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	1,435,000	1,587,971

		3,934,767

Louisiana 0.3%

Louisiana, State Housing Finance Agency, Canterbury House Apartments, 1.11%**, 11/7/2019, LOC: Fannie Mae	550,000	550,000

Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 1.13%**, 11/7/2019, LOC: Bank of NY Mellon	550,000	550,000

		1,100,000

Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	460,000	474,260

Maryland 1.3%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,830,675

Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,381,081

		4,211,756

Massachusetts 2.1%

Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2027	1,115,000	1,414,612

Massachusetts, State Development Finance Agency, Solid Waste Disposal Revenue, Waste Management, Inc., Project, 144A, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2027, GTY: Waste Management, Inc.	250,000	250,732

Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,318,650

		6,983,994

Michigan 3.7%

Michigan, State Building Authority Revenue, Series I, 5.0%, 10/15/2021	500,000	536,860

Michigan, State Finance Authority Revenue, Series A-1, 4.0%, 8/20/2020	1,500,000	1,533,435

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR + 0.400%, 1.614%*, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,860,000	1,864,762

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)

Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,003,540

Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,115

Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,732,618

		12,221,330

Minnesota 2.4%

Minnesota, Housing Facilities Revenue, Beacon Hill, 1.11%**, 11/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000

Minnesota, State General Obligation:

Series A, 5.0%, 8/1/2021	1,800,000	1,920,744

Series D, 5.0%, 8/1/2021	5,060,000	5,399,425

		7,795,169

Missouri 0.8%

Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	462,328

Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	35,000	35,000

Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, Series 2019, 1.5%, 3/1/2021	2,000,000	2,003,100

		2,500,428

Nebraska 0.3%
Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 1.18%**, 11/7/2019, LOC: Citibank NA	1,000,000	1,000,000

Nevada 0.4%

Nevada, Director of the State of Department of Business & Industry, Republic Services, Inc. Project, 144A, AMT, 1.875%, Mandatory Put 12/2/2019 @ 100, 12/1/2026	1,000,000	1,000,240

Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.23%**, 11/7/2019, LOC: Citibank NA	365,000	365,000

		1,365,240

New Jersey 3.8%

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	320,000	323,936

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,211,868

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,006,540

New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Oceanport Gardens, Series C, 1.58%, Mandatory Put 6/1/2020 @ 100, 6/1/2022	1,000,000	1,000,850

New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,553,950

New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,147,930

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,290,576

		12,535,650

New Mexico 0.6%

New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	905,000	982,848

Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025 (a)	1,000,000	1,001,270

		1,984,118

New York 6.7%

New York, Metropolitan Transportation Authority Revenue:

Series A, 4.0%, 2/3/2020	2,000,000	2,012,940

Series B-1, 5.0%, 5/15/2022	2,000,000	2,173,140

Series D-1, 5.0%, 9/1/2022	2,000,000	2,194,140

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026	2,000,000	2,418,920

New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,504,725

New York, State Housing Finance Agency, Service Contract Revenue, Series M-1, 1.08%**, 11/7/2019, LOC: Bank of America NA	250,000	250,000

New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	2,370,000	2,510,588

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,298,710

New York, NY, General Obligation:

Series A-4, 1.11%**, 11/7/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	175,000	175,000

Series B-3, 1.38%**, 11/1/2019	3,000,000	3,000,000

Suffolk County, NY, Revenue Anticipation Notes, 2.75%, 3/20/2020	1,500,000	1,509,375

		22,047,538

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
North Carolina 1.3%

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 1.15%**, 11/7/2019, LOC: Branch Banking & Trust	310,000	310,000

North Carolina, State Housing Finance Agency, Home Ownership Revenue:

Series 38-B, 4.0%, 7/1/2047	810,000	867,154

Series 41, 4.0%, 1/1/2050	1,500,000	1,639,935

Wake County, NC, General Obligation, Series C, 5.0%, 11/1/2022	1,425,000	1,587,108

		4,404,197

North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,220,000	1,303,180

Ohio 1.8%

Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,165,450

Columbus, OH, Regional Airport Authority Capital Funding Revenue, Oasbo Expaned Asset, Series SR, 1.11%**, 11/7/2019, LOC: U.S. Bank NA	450,000	450,000

Columbus, OH, State General Obligation, Series A, 5.0%, 2/15/2022	2,405,000	2,613,129

Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,008,580

Ohio, State Infrastructure Improvement:

Series B, 1.03%**, 11/7/2019	300,000	300,000

Series A, 1.04%**, 11/7/2019, LOC: TD Bank NA	350,000	350,000

		5,887,159

Oklahoma 0.3%
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 1.51%*, 1/1/2023	820,000	818,475

Oregon 1.2%

Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,770,000	1,846,517

Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	510,000	526,228

Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,462,233

		3,834,978

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Pennsylvania 6.1%

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,405,260

Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.14%**, 11/7/2019, LOC: PNC Bank NA	745,000	745,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.14%**, 11/7/2019, LOC: PNC Bank NA	225,000	225,000

Pennsylvania, State Higher Educational Facilities Authority, AICUP Program, Series J2, 1.14%**, 11/7/2019, LOC: PNC Bank NA	260,000	260,000

Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.14%**, 11/7/2019, LOC: PNC Bank NA	875,000	875,000

Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:

Series 119, 3.5%, 10/1/2041	1,265,000	1,315,220

Series 122, 4.0%, 10/1/2046	3,530,000	3,772,123

Pennsylvania, State Intergovernmental Cooperation Authority, Philadelphia Funding Program, Series 2020, 5.0%, 6/15/2022 (a)	2,730,000	2,950,611

Pennsylvania, State Turnpike Commission Revenue:

Series B, MUNIPSA + 0.500%, 1.62%*, 12/1/2021	2,000,000	2,006,440

Series B-1, MUNIPSA + 0.880%, 2.0%*, 12/1/2020	2,000,000	2,007,620

Philadelphia, PA, General Obligation, Series B, 1.11%**, 11/7/2019, LOC: Barclays Bank PLC	500,000	500,000

Philadelphia, PA, School District:

Series C, 4.0%, 3/31/2020	2,000,000	2,021,580

Series 2020, 5.0%, 9/1/2022 (a)	1,000,000	1,072,900

		20,156,754

Rhode Island 0.6%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi-Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	2,115,000	2,116,121

South Dakota 0.8%

South Dakota, Housing Development Authority, Homeownership Mortgage:

Series B, 4.0%, 11/1/2047	2,035,000	2,188,642

Series A, AMT, 4.5%, 5/1/2031	450,000	469,980

		2,658,622

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
Tennessee 1.5%

Sevier County, TN, Public Building Authority, Local Government Public Improvement VII, Series B-1, 1.15%**, 11/7/2019, LOC: Bank of America NA	1,385,000	1,385,000

Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	670,000	684,680

Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,399,467

Tennessee, State Housing Development Agency, Homeownership Program:

Series 2C, 4.0%, 7/1/2038	180,000	185,105

Series 1A, AMT, 4.5%, 1/1/2038	200,000	206,418

		4,860,670

Texas 14.1%

Allen, TX, Independent School District Building, 5.0%, 2/15/2024	315,000	330,533

Alvin, TX, Independent School District, Series B, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2033	2,000,000	1,992,000

Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,246,840

Goose Creek, TX, Consolidated Independent School District, Series B, 3.0%, Mandatory Put 10/1/2020 @ 100, 10/1/2049	1,000,000	1,014,930

Gulf Coast, TX, Waste Disposal Authority Revenue, Waste Management of Texas, Series B, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2028	250,000	250,733

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.580%, 1.7%*, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,000,440

Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,578,904

Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,016,825

Houston, TX, Airport Systems Revenue:

Series A, AMT, 5.0%, 7/1/2025	500,000	590,855

Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,206,730

Houston, TX, Independent School District, Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,025,990

Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 1.61%*, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,576,055

Katy, TX, Katy Independent School District, Series 2015-C, 67% of 1-month USD-LIBOR + 0.280%, 1.562%*, Mandatory Put 8/16/2021 @ 100, 8/15/2036	1,000,000	1,000,020

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 1.55%*, Mandatory Put 2/3/2020 @ 100, 1/1/2026	1,000,000	1,000,000

Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,097,820

Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,559,458

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,510,630

Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue, Christus Health:

Series C-1, 1.13%**, 11/7/2019, LOC: Sumitomo Mitsui Banking	4,075,000	4,075,000

Series C-4, 1.13%**, 11/7/2019, LOC: Bank of Montreal	200,000	200,000

Tarrant County, TX, Housing Finance Corp., Multi-Family Housing Gateway Apartments, 1.12%**, 11/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	530,000	530,000

Texas, Cypress Fairbanks Independent School District, School Building, Series A-2, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2036	2,000,000	1,993,620

Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,379,459

Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,156,948

Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	535,950

Texas, State Transportations, 4.0%, 8/27/2020	3,000,000	3,068,730

Texas, State Veterans, 1.25%**, 11/7/2019, LIQ: Federal Home Loan Bank	590,000	590,000

		46,528,470

Virginia 1.7%

Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,421,588

Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project:

5.0%, 8/1/2021 (a)	1,650,000	1,724,761

5.0%, 8/1/2022 (a)	1,000,000	1,080,070

Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,408,745

		5,635,164

Washington 2.7%

Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 1.61%*, Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,010,700

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	23

	Principal Amount ($)	Value ($)

Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,914,432

Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	2,002,400

		8,927,532

West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037, LOC: Freddie Mac	2,250,000	2,323,170

Wisconsin 2.0%

Wisconsin, PMA Levy & Aid Anticipation Notes Program, Note Participations, Series A, 3.0%, 10/23/2020	2,465,000	2,507,028

Wisconsin, Public Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 1.53%*, Mandatory Put 2/3/2020 @ 100, 10/1/2025, GTY: Waste Management Holdings	750,000	750,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 1.77%*, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,003,510

Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	2,315,000	2,413,990

		6,674,528

Other 1.7%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M-051, 1.33%**, 11/7/2019, LIQ: Freddie Mac	2,990,000	2,990,000

“A”, Series M-055, MUNIPSA +0.210%, 1.53%*, 6/15/2035,	2,015,000	2,015,000

“A”, Series M-024, AMT, 2.304%, 5/15/2027, LIQ: Freddie Mac	575,000	579,261

		5,584,261
Total Municipal Bonds and Notes (Cost $341,218,303)		345,356,983

Preferred Shares of Closed-End Investment Companies 1.2%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 1.64%, 11/1/2019 (Cost $4,000,000)	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

24	|	DWS Short-Term Municipal Bond Fund

	Shares	Value ($)
Open-End Investment Company 0.5%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.04%*** (Cost $1,832,470)	1,832,063	1,832,246

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $347,050,773)	106.4	351,189,229
Other Assets and Liabilities, Net	(6.4)	(21,265,614)

Net Assets	100.0	329,923,615

*

Variable or floating rate security. These securities are shown at their current rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.

***	Current yield; not a coupon rate.

(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	25

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$345,356,983	$—	$345,356,983
Preferred Shares of Closed-End Investment Companies	—	4,000,000	—	4,000,000
Open-End Investment Companies	1,832,246	—	—	1,832,246
Total	$1,832,246	$349,356,983	$—	$351,189,229

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short-Term Municipal Bond Fund

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments in securities, at value (cost $347,050,773)	$351,189,229
Receivable for investments sold	306,893
Receivable for Fund shares sold	1,763,755
Interest receivable	2,729,387
Other assets	25,099
Total assets	356,014,363

Liabilities
Payable for investments purchased — when-issued securities	25,551,231
Payable for Fund shares redeemed	176,392
Distributions payable	46,191
Accrued management fee	59,039
Accrued Trustees’ fees	3,825
Other accrued expenses and payables	254,070
Total liabilities	26,090,748
Net assets, at value	$329,923,615

Net Assets Consist of
Distributable earnings (loss)	4,627,797
Paid-in capital	325,295,818
Net assets, at value	$329,923,615

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	27

Statement of Assets and Liabilities as of October 31, 2019 (continued)

Net Asset Value

Class A

Net Asset Value, offering and redemption price per share ($180,043,257 ÷ 17,741,971 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.15
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,800,391 ÷ 473,156 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.15
Class S

Net Asset Value, offering and redemption price per share ($51,327,764 ÷ 5,064,468 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.13
Institutional Class

Net Asset Value, offering and redemption price per share ($93,752,203 ÷ 9,236,358 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.15

The accompanying notes are an integral part of the financial statements.

28	|	DWS Short-Term Municipal Bond Fund

Statement of Operations

for the year ended October 31, 2019

Investment Income
Income:
Interest	$6,215,859
Expenses:
Management fee	1,067,768
Administration fee	273,910
Services to shareholders	283,361
Distribution and service fees	368,588
Custodian fee	9,691
Professional fees	77,444
Reports to shareholders	41,773
Registration fees	73,918
Trustees’ fees and expenses	15,092
Other	44,229
Total expenses before expense reductions	2,255,774
Expense reductions	(527,473)
Total expenses after expense reductions	1,728,301
Net investment income	4,487,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	873,003
Change in net unrealized appreciation (depreciation) on investments	4,653,730
Net gain (loss)	5,526,733
Net increase (decrease) in net assets resulting from operations	$10,014,291

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	29

Statements of Changes in Net Assets

	Years Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income	$4,487,558	$4,164,152
Net realized gain (loss)	873,003	(335,382)
Change in net unrealized appreciation (depreciation)	4,653,730	(3,954,052)
Net increase (decrease) in net assets resulting from operations	10,014,291	(125,282)
Distributions to shareholders:

Class A	(1,913,708)	(1,769,452)
Class C	(55,977)	(103,493)
Class S	(830,261)	(1,144,219)
Institutional Class	(1,688,481)	(1,146,988)
Total distributions	(4,488,427)	(4,164,152)
Fund share transactions:

Proceeds from shares sold	262,220,245	101,157,385
Reinvestment of distributions	4,163,043	3,709,411
Payments for shares redeemed	(166,995,064)	(168,044,444)
Net increase (decrease) in net assets from Fund share transactions	99,388,224	(63,177,648)
Increase (decrease) in net assets	104,914,088	(67,467,082)
Net assets at beginning of period	225,009,527	292,476,609

Net assets at end of period	$329,923,615	$225,009,527

The accompanying notes are an integral part of the financial statements.

30	|	DWS Short-Term Municipal Bond Fund

Financial Highlights

	Years Ended October 31,
Class A	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.10	$10.16	$10.21	$10.26
Income (loss) from investment operations:

Net investment income[a]	.15	.17	.13	.12	.09
Net realized and unrealized gain (loss)	.23	(.17)	(.06)	(.05)	(.05)
Total from investment operations	.38	—	.07	.07	.04
Less distributions from:

Net investment income	(.16)	(.17)	(.13)	(.12)	(.09)
Net asset value, end of period	$10.15	$9.93	$10.10	$10.16	$10.21
Total Return (%)[b,c]	3.83	(.02)	.67	.66	.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	180	104	121	158	189
Ratio of expenses before expense reductions (%)	.91	.94	.91	.90	.89
Ratio of expenses after expense reductions (%)	.72	.71	.73	.73	.76
Ratio of net investment income (%)	1.54	1.67	1.26	1.15	.91
Portfolio turnover rate (%)	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges. Effective February 11, 2019, sales charges were eliminated on new Fund share purchases.

[c]	Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	31

	Years Ended October 31,
Class C	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.10	$10.16	$10.20	$10.26
Income (loss) from investment operations:

Net investment income[a]	.08	.09	.05	.04	.02
Net realized and unrealized gain (loss)	.22	(.17)	(.06)	(.04)	(.06)
Total from investment operations	.30	(.08)	(.01)	.00 *	(.04)
Less distributions from:

Net investment income	(.08)	(.09)	(.05)	(.04)	(.02)
Net asset value, end of period	$10.15	$9.93	$10.10	$10.16	$10.20
Total Return (%)[b,c]	3.05	(.77)	(.08)	.01	(.43)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	8	14	20	25
Ratio of expenses before expense reductions (%)	1.70	1.70	1.68	1.67	1.67
Ratio of expenses after expense reductions (%)	1.47	1.46	1.48	1.48	1.51
Ratio of net investment income (%)	.85	.90	.51	.40	.16
Portfolio turnover rate (%)	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short-Term Municipal Bond Fund

	Years Ended October 31,
Class S	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.92	$10.09	$10.15	$10.19	$10.25
Income (loss) from investment operations:

Net investment income[a]	.17	.18	.14	.13	.11
Net realized and unrealized gain (loss)	.21	(.17)	(.06)	(.04)	(.06)
Total from investment operations	.38	.01	.08	.09	.05
Less distributions from:

Net investment income	(.17)	(.18)	(.14)	(.13)	(.11)
Net asset value, end of period	$10.13	$9.92	$10.09	$10.15	$10.19
Total Return (%)[b]	3.88	.12	.82	.91	.48

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	46	113	81	74
Ratio of expenses before expense reductions (%)	.75	.81	.81	.74	.76
Ratio of expenses after expense reductions (%)	.57	.56	.58	.58	.61
Ratio of net investment income (%)	1.72	1.78	1.41	1.30	1.06
Portfolio turnover rate (%)	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

DWS Short-Term Municipal Bond Fund	|	33

	Years Ended October 31,
Institutional Class	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.10	$10.16	$10.20	$10.26
Income (loss) from investment operations:

Net investment income[a]	.18	.19	.15	.14	.12
Net realized and unrealized gain (loss)	.22	(.17)	(.06)	(.04)	(.06)
Total from investment operations	.40	.02	.09	.10	.06
Less distributions from:

Net investment income	(.18)	(.19)	(.15)	(.14)	(.12)
Net asset value, end of period	$10.15	$9.93	$10.10	$10.16	$10.20
Total Return (%)[b]	4.09	.23	.92	1.02	.58

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94	67	45	40	101
Ratio of expenses before expense reductions (%)	.69	.72	.66	.65	.64
Ratio of expenses after expense reductions (%)	.48	.46	.48	.48	.51
Ratio of net investment income (%)	1.79	1.95	1.51	1.39	1.15
Portfolio turnover rate (%)	109	117	89	81	26

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

34	|	DWS Short-Term Municipal Bond Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Prior to February 11, 2019, Class A shares were subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Short-Term Municipal Bond Fund	|	35

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Preferred shares of closed-end investment companies held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

36	|	DWS Short-Term Municipal Bond Fund

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Short-Term Municipal Bond Fund	|	37

At October 31, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$396,028
Undistributed tax-exempt income	$686
Undistributed long-term capital gains	$143,059
Net unrealized appreciation (depreciation) on investments	$4,134,214

At October 31, 2019, the aggregate cost of investments for federal income tax purposes was $347,055,015. The net unrealized appreciation for all investments based on tax cost was $4,134,214. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $4,281,316 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $147,102.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended October 31,
	2019	2018
Distributions from ordinary income*	$3,463	$—
Tax-exempt income distributions	$4,484,964	$4,164,152

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

38	|	DWS Short-Term Municipal Bond Fund

B. Purchases and Sales of Securities

During the year ended October 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $322,500,553 and $298,063,126, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2019, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Effective October 1, 2019, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.300%
Next $500 million of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $2.0 billion of such net assets	.255%

Accordingly, for the year ended October 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from November 1, 2018 through January 31, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS Short-Term Municipal Bond Fund	|	39

such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.71%
Class C	1.46%
Class S	.56%
Institutional Class	.46%

For the period from February 1, 2019 through September 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.73%
Class C	1.48%
Class S	.58%
Institutional Class	.48%

Effective October 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.72%
Class C	1.47%
Class S	.57%
Institutional Class	.47%

For the year ended October 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$227,692
Class C	14,759
Class S	86,799
Institutional Class	198,223
$527,473

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2019, the Administration Fee was $273,910, of which $27,872 is unpaid.

40	|	DWS Short-Term Municipal Bond Fund

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at October 31, 2019
Class A	$4,879	$815
Class C	505	77
Class S	3,232	515
Institutional Class	2,807	511
	$11,423	$1,918

In addition, for the year ended October 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$96,426
Class C	6,691
Class S	75,623
Institutional Class	86,444
$265,184

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at October 31, 2019
Class C	$49,741	$3,087

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these

DWS Short-Term Municipal Bond Fund	|	41

fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at October 31, 2019	Annual Rate
Class A	$302,801	$70,150	.24%
Class C	16,046	2,582	.24%
	$318,847	$72,732

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from November 1, 2018 through February 11, 2019 aggregated $3.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares purchased prior to February 11, 2019. For the year ended October 31, 2019, DDI received $5,244 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended October 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $18,411, of which $7,034 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended October 31, 2019, the Fund engaged in securities purchases of $221,991,000 and securities sales of $129,740,884 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month

42	|	DWS Short-Term Municipal Bond Fund

LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2019.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	15,259,413	$154,046,934	3,029,109	$30,321,053
Class C	128,666	1,283,816	88,582	888,553
Class S	2,708,774	27,245,647	2,549,227	25,507,954
Institutional Class	7,931,920	79,643,848	4,438,930	44,439,825
		$262,220,245		$101,157,385

Shares issued to shareholders in reinvestment of distributions
Class A	174,011	$1,754,207	152,806	$1,528,248
Class C	4,745	47,686	8,957	89,560
Class S	74,560	750,109	103,931	1,038,867
Institutional Class	159,841	1,611,041	105,308	1,052,736
		$4,163,043		$3,709,411

Shares redeemed
Class A	(8,142,464)	$(81,878,892)	(4,699,085)	$(47,075,303)
Class C	(441,528)	(4,444,746)	(700,048)	(7,007,073)
Class S	(2,392,573)	(24,050,848)	(9,187,246)	(92,013,638)
Institutional Class	(5,608,467)	(56,620,578)	(2,196,694)	(21,948,430)
		$(166,995,064)		$(168,044,444)

Net increase (decrease)
Class A	7,290,960	$73,922,249	(1,517,170)	$(15,226,002)
Class C	(308,117)	(3,113,244)	(602,509)	(6,028,960)
Class S	390,761	3,944,908	(6,534,088)	(65,466,817)
Institutional Class	2,483,294	24,634,311	2,347,544	23,544,131
		$99,388,224		$(63,177,648)

F. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Fund. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

DWS Short-Term Municipal Bond Fund	|	43

PwC’s reports on the Fund’s financial statements for the fiscal years ended October 31, 2018 and October 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended October 31, 2018 and October 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2019. During the Fund’s fiscal years ended October 31, 2018 and October 31, 2017, and the subsequent interim period through May 15, 2019, neither the Fund, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

44	|	DWS Short-Term Municipal Bond Fund

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Deutsche DWS Municipal Trust and Shareholders of DWS Short-Term Municipal Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Short-Term Municipal Bond Fund (the “Fund”) (one of the funds constituting Deutsche DWS Municipal Trust) (the “Trust”), including the investment portfolio, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Municipal Trust) at October 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended October 31, 2018, and the financial highlights for the years ended October 31, 2015, October 31, 2016, October 31, 2017 and October 31, 2018, were audited by another independent registered public accounting firm whose report, dated December 20, 2018, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of

DWS Short-Term Municipal Bond Fund	|	45

material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

December 23, 2019

46	|	DWS Short-Term Municipal Bond Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2019 to October 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Short-Term Municipal Bond Fund	|	47

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 5/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,015.10	$1,011.20	$1,015.90	$1,016.40
Expenses Paid per $1,000*	$3.71	$7.50	$2.95	$2.44

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 5/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/19	$1,021.53	$1,017.74	$1,022.28	$1,022.79
Expenses Paid per $1,000*	$3.72	$7.53	$2.96	$2.45

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.73%	1.48%	.58%	.48%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $157,000 as capital gain dividends for its year ended October 31, 2019.

Of the dividends paid from net investment income for the taxable year ended October 31, 2019, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

48	|	DWS Short-Term Municipal Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Short-Term Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Short-Term Municipal Bond Fund	|	49

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018.

50	|	DWS Short-Term Municipal Bond Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

DWS Short-Term Municipal Bond Fund	|	51

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

52	|	DWS Short-Term Municipal Bond Fund

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short-Term Municipal Bond Fund	|	53

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	80	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	80	Portland General Electric[2] (utility company) (2003– present)

54	|	DWS Short-Term Municipal Bond Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	78	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	80	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	80	Director, Aberdeen Japan Fund (since 2007)

DWS Short-Term Municipal Bond Fund	|	55

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	80	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	80	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	80	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	78	—

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

56	|	DWS Short-Term Municipal Bond Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[8] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Short-Term Municipal Bond Fund	|	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	|	DWS Short-Term Municipal Bond Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536

DWS Short-Term Municipal Bond Fund	|	59

Notes

Notes

Notes

Notes

DSTMBF-2

(R-024968-9 12/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS short term municipal bond fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended October 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended October 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$39,933	$0	$8,564	$0
2018	$75,228	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended October 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended October 31, 2018.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended October 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended October 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended October 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$8,564	$740,482	$0	$749,046
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended October 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•                     EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	12/30/2019